Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 163,981	$ 197,032
Restricted cash	4,340	12,985
Marketable securities	1,336	1,684
Trade accounts receivable, net	28,144	28,838
Other current assets	81,161	35,158
Related party receivables	2,752	8,615
Derivative instruments receivable	172	2,679
Inventories	47,880	43,383
Prepaid expenses	11,407	8,440
Voyages in progress	13,932	30,576
Total current assets	355,105	369,390
Long-term assets
Vessels and equipment, net	2,744,961	2,880,321
Vessels held for sale	39,884	0
Finance leases, right of use assets, net	91,123	98,535
Operating leases, right of use assets, net	25,652	19,965
Newbuildings	49,830	35,678
Investments in associated companies	60,504	41,343
Related party receivables	837	6,187
Derivative instruments receivable long-term	18,815	0
Other long-term assets	994	2,758
Total assets	3,387,705	3,454,177
Current liabilities
Current portion of long-term debt	96,070	105,864
Current portion of finance lease obligations - related party	18,517	21,755
Current portion of operating lease obligations (including related party balances of $2,127 as of June 30, 2022 and $2,537 as of December 31, 2021)	11,695	13,860
Derivative instruments payable	202	10,364
Related party payables	26,646	13,934
Trade accounts payables	5,242	6,462
Accrued expenses	35,198	38,569
Other current liabilities	36,655	37,265
Total current liabilities	230,225	248,073
Long-term liabilities
Long-term debt	1,101,399	1,156,481
Non-current portion of finance lease obligations - related party	96,823	105,975
Non-current portion of operating lease obligations (including related party balances of $12,353 as of June 30, 2022 and $13,355 as of December 31, 2021)	21,150	14,907
Total liabilities	1,449,597	1,525,436
Commitments and contingencies
Equity
Share capital (Shares issued: 2022: 201,190,621 shares. 2021: 201,190,621 shares. Outstanding shares: 2022: 200,885,621 shares. 2021: 200,435,621 shares. All shares are issued and outstanding at par value $0.05)	10,061	10,061
Treasury shares	(1,741)	(4,309)
Additional paid in capital	587	285
Contributed capital surplus	1,582,257	1,762,649
Accumulated earnings	346,944	160,055
Total equity	1,938,108	1,928,741
Total liabilities and equity	$ 3,387,705	$ 3,454,177